UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 26, 2020

Re:	ACAP Strategic Fund (the “Fund”) — Semi–Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi–Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2020

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2020

Contents

Statement of Assets and Liabilities	1
Schedule of Investments	2
Schedule of Purchased Options	9
Schedule of Securities Sold, Not Yet Purchased	13
Schedule of Written Options	20
Schedule of Swap Contracts	22
Statement of Operations	29
Statement of Changes in Net Assets	30
Statement of Cash Flows	31
Notes to Financial Statements	33

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $4,697,184,296)	$5,646,498,479
Deposits at brokers for securities sold, not yet purchased	826,058,340
Receivable for investment securities sold	505,704,534
Purchased options, at fair value (cost $523,726,054)	400,433,446
Unrealized appreciation on total return swap contracts	169,293,273
Cash and cash equivalents (including restricted cash of $5,920,237,
Hong Kong Dollars of $12,271,840, with a cost of $12,266,825,
and Japanese Yen of $13,927,082, with a cost of $13,872,701)	138,877,976
Cash collateral received for total return swap contracts (restricted)	123,020,000
Due from brokers (including Canadian Dollars of $26,987,018, with a cost of $28,474,262, Euros of $29,442,520, with a cost of $29,051,684,
and Hong Kong Dollars of $24,276,879, with a cost of $24,217,272)	80,706,418
Dividends receivable	3,120,166
Interest receivable	2,919,893
Other assets	71,250
Total assets	7,896,703,775
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $2,276,004,946)	1,674,606,995
Payable for investment securities purchased	553,934,157
Due to brokers (including Japanese Yen of $9,069,883, with a cost of $8,974,990)	179,047,678
Accrued incentive fees	135,278,312
Unrealized depreciation on total return swap contracts	54,762,622
Withdrawals payable	36,163,106
Written options, at fair value (premiums received $22,152,633)	10,074,512
Variation margin payable	8,489,349
Management fees payable	6,590,328
Dividends payable on securities sold, not yet purchased	4,352,426
Stock loan fee payable	4,072,206
Distribution and shareholders servicing fees payable	2,687,293
Administration fees payable	1,284,277
Professional fees payable	202,465
Due to custodian (Euros of $1,854, with a cost of $1,854)	1,854
Miscellaneous expenses payable	1,023,299
Total liabilities	2,672,570,879
Net Assets	$5,224,132,896
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$287,070
Additional paid-in-capital	3,428,577,564
Total distributable earnings	1,795,268,262
Net Assets	$5,224,132,896

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	219,932,465	$19.36	$4,257,793,497
Class W	67,137,170	$14.39	$966,339,399

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2020
Shares		Fair Value
	Investments in Securities—108.08%
	Common Stocks—104.05%
	Argentina—1.67%
	E-Commerce / Services—1.67%
178,246	MercadoLibre Inc *	$87,087,431
	Total Argentina (cost $84,534,543)	$87,087,431
	Brazil—0.14%
	Investment Management / Advisory Services—0.14%
386,052	XP Inc, Class A *	7,446,943
	Total Brazil (cost $10,264,971)	$7,446,943
	Canada—2.00%
	Retail - Restaurants—0.39%
503,221	Restaurant Brands International Inc	20,143,937
	Web Hosting / Design—1.61%
202,084	Shopify Inc, Class A *	84,254,882
	Total Canada (cost $103,162,230)	$104,398,819
	China—8.29%
	E-Commerce / Products—3.83%
411,098	Alibaba Group Holding Ltd ADR * (a)	79,950,339
2,968,813	JD.com Inc ADR *	120,236,927
		200,187,266
	Entertainment Software—0.68%
634,294	Bilibili Inc ADR *	14,855,165
64,472	NetEase Inc ADR	20,692,933
		35,548,098
	Internet Content - Entertainment—0.39%
382,506	JOYY Inc ADR *	20,372,270
	Internet Content - Information / Networks—1.97%
2,096,700	Tencent Holdings Ltd	102,848,100
	Schools—1.42%
683,814	New Oriental Education & Technology Group Inc ADR *	74,016,027
	Total China (cost $344,350,751)	$432,971,761
	France—2.19%
	Aerospace / Defense - Equipment—1.76%
706,665	Airbus SE	46,011,534
520,056	Safran SA	45,730,404
		91,741,938
	Entertainment Software—0.43%
307,577	UBISOFT Entertainment SA *	22,672,502
	Total France (cost $172,186,288)	$114,414,440

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	Germany—1.78%
	Aerospace / Defense—0.52%
185,027	MTU Aero Engines AG	$27,072,834
	Athletic Footwear—1.26%
291,093	adidas AG	65,764,829
	Total Germany (cost $119,842,401)	$92,837,663
	Hong Kong—1.40%
	E-Commerce / Products—1.40%
6,058,000	Meituan Dianping, Class B *	73,195,590
	Total Hong Kong (cost $50,042,928)	$73,195,590
	Japan—4.70%
	Audio / Video Products—2.20%
3,274,700	Panasonic Corp	25,025,497
1,508,400	Sony Corp	89,717,349
		114,742,846
	Cosmetics & Toiletries—0.28%
246,200	Shiseido Co Ltd	14,554,661
	Finance - Other Services—1.09%
3,228,838	Japan Exchange Group Inc	57,006,764
	Metal Products - Distribution—0.35%
850,473	MISUMI Group Inc	18,552,767
	Web Portals / ISP—0.78%
12,569,745	Z Holdings Corp	40,519,395
	Total Japan (cost $210,091,516)	$245,376,433
	Netherlands—1.53%
	Semiconductor Components - Integrated Circuits—0.33%
208,969	NXP Semiconductors NV	17,329,799
	Semiconductor Equipment—1.20%
240,479	ASML Holding NV	62,918,926
	Total Netherlands (cost $78,095,378)	$80,248,725
	Singapore—1.49%
	Entertainment Software—1.49%
1,762,587	Sea Ltd ADR *	78,100,230
	Total Singapore (cost $47,113,786)	$78,100,230
	Taiwan—0.69%
	Semiconductor Components - Integrated Circuits—0.69%
755,615	Taiwan Semiconductor Manufacturing Co Ltd ADR	36,110,841
	Total Taiwan (cost $37,498,696)	$36,110,841

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States—78.17%
	Aerospace / Defense—3.17%
203,473	Boeing Co (a)	$30,345,963
165,046	Northrop Grumman Corp	49,934,667
190,127	Raytheon Co	24,935,156
188,683	TransDigm Group Inc (a)	60,414,410
		165,630,196
	Applications Software—7.43%
182,465	Elastic NV *	10,183,372
960,355	Five9 Inc *	73,428,743
1,469,558	Microsoft Corp (a)	231,763,992
294,850	PCT Inc *	18,047,769
1,322,520	Smartsheet Inc, Class A *	54,897,805
		388,321,681
	Building Products - Cement / Aggregate—1.40%
175,484	Martin Marietta Materials Inc (a)	33,206,837
371,381	Vulcan Materials Co (a)	40,135,145
		73,341,982
	Coatings / Paint—0.52%
59,193	Sherwin-Williams Co	27,200,367
	Commercial Services - Finance—3.72%
1,000,305	Avalara Inc *	74,622,753
533,452	Global Payments Inc (a)	76,939,782
77,576	S&P Global Inc	19,009,999
358,037	TransUnion (a)	23,694,889
		194,267,423
	Commercial Services—0.37%
112,804	Cintas Corp (a)	19,539,909
	Communications Software—5.62%
1,386,216	RingCentral Inc, Class A *	293,753,033
	Computer Aided Design—8.51%
361,669	Altair Engineering Inc, Class A * (a)	9,584,229
212,260	ANSYS Inc *	49,344,082
735,708	Aspen Technology Inc * (a)	69,943,760
340,259	Autodesk Inc *	53,114,430
2,040,772	Cadence Design Systems Inc * (a)	134,772,583
992,264	Synopsys Inc *	127,793,681
		444,552,765
	Computer Services—0.31%
514,491	Parsons Corp * (a)	16,443,132
	Computer Software—1.26%
67,290	Datadog Inc, Class A *	2,421,094
1,441,844	SS&C Technologies Holdings Inc	63,181,604
		65,602,698

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computers—2.73%
561,449	Apple Inc	$142,770,866
	Data Processing / Management—1.25%
535,849	Fidelity National Information Services Inc	65,180,672
	E-Commerce / Products—4.91%
131,681	Amazon.com Inc *	256,741,079
	E-Commerce / Services—0.75%
29,275	Booking Holdings Inc *	39,384,243
	Electronic Components - Semiconductors—1.67%
614,424	Microchip Technology Inc	41,657,947
343,848	Micron Technology Inc *	14,462,247
399,384	Xilinx Inc	31,127,989
		87,248,183
	Enterprise Software / Services—4.09%
861,236	Alteryx Inc, Class A * (a)	81,963,830
505,555	Ceridian HCM Holding Inc *	25,313,139
759,600	Coupa Software Inc *	106,138,908
		213,415,877
	Entertainment Software—2.37%
1,577,771	Activision Blizzard Inc (a)	93,845,819
207,738	Electronic Arts Inc * (a)	20,809,115
76,325	Take-Two Interactive Software Inc *	9,052,908
		123,707,842
	Finance - Credit Card—2.83%
305,787	MasterCard Inc, Class A (a)	73,865,908
457,916	Visa Inc, Class A (a)	73,779,426
		147,645,334
	Finance - Investment Banker / Broker—0.47%
581,432	Tradeweb Markets Inc, Class A	24,443,401
	Finance - Other Services—2.18%
145,117	CME Group Inc (a)	25,092,180
1,098,969	Intercontinental Exchange Inc (a)	88,741,747
		113,833,927
	Human Resources—0.46%
270,766	Paylocity Holding Corp * (a)	23,914,053
	Internet Application Software—2.04%
816,488	Anaplan Inc *	24,706,927
668,808	Okta Inc * (a)	81,768,466
		106,475,393
	Internet Content - Entertainment—3.51%
1,098,694	Facebook Inc, Class A * (a)	183,262,159

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Linen Supply & Related Items—0.07%
24,825	UniFirst Corp	$3,750,809
	Medical - Biomedical / Genetics—4.37%
574,365	Acceleron Pharma Inc * (a)	51,618,183
377,079	Akero Therapeutics Inc *	7,994,075
178,726	Alnylam Pharmaceuticals Inc * (a)	19,454,325
266,792	Applied Therapeutics Inc *	8,721,430
318,878	Arena Pharmaceuticals Inc *	13,392,876
213,102	Beam Therapeutics Inc *	3,835,836
478,165	Blueprint Medicines Corp *	27,963,089
245,411	Deciphera Pharmaceuticals Inc *	10,103,571
204,137	IGM Biosciences Inc *	11,462,293
1,276,921	Immunomedics Inc *	17,212,895
800,163	Karyopharm Therapeutics Inc *	15,371,131
251,066	Magenta Therapeutics Inc *	1,576,694
200,850	Stemline Therapeutics Inc *	972,114
193,769	Turning Point Therapeutics Inc *	8,653,724
676,227	Ultragenyx Pharmaceutical Inc * (a)	30,044,766
		228,377,002
	Medical - Drugs—0.32%
238,499	Passage Bio Inc *	3,756,359
659,402	TG Therapeutics Inc *	6,488,516
293,456	Tricida Inc * (a)	6,456,032
		16,700,907
	REITS - Diversified—3.67%
429,573	American Tower Corp (a)	93,539,521
157,457	Equinix Inc (a)	98,342,918
		191,882,439
	Retail - Discount—0.25%
85,962	Dollar General Corp	12,981,122
	Retail - Major Department Stores—0.20%
214,906	TJX Cos Inc	10,274,656
	Retail - Restaurants—2.30%
122,943	Chipotle Mexican Grill Inc *	80,453,899
576,573	Yum! Brands Inc (a)	39,512,548
		119,966,447
	Semiconductor Components - Integrated Circuits—1.29%
751,254	Analog Devices Inc (a)	67,349,921
	Semiconductor Equipment—3.99%
532,488	Applied Materials Inc (a)	24,398,600
373,702	KLA Corp (a)	53,715,925
261,183	Lam Research Corp (a)	62,683,920
1,250,210	Teradyne Inc (a)	67,723,876
		208,522,321

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Therapeutics—0.14%
205,312	Agios Pharmaceuticals Inc * (a)	$7,284,469
	Total United States (cost $3,229,457,513)	$4,083,766,308
	Total Common Stock (cost $4,486,641,001)	$5,435,955,184
	Short-Term Securities—4.03%
	United States— 4.03%
210,543,295	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.66% (a) (b)	$210,543,295
	Total United States (cost $210,543,295)	$210,543,295
	Total Short-Term Securities (cost $210,543,295)	$210,543,295
	Total Investments in Securities (cost $4,697,184,296) - 108.08%	$5,646,498,479
	Other Liabilities in Excess of Assets - (8.08%)	$(422,365,583)
	Net Assets - 100.00%	$5,224,132,896

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020. $208,099,146 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

March 31, 2020
Percentage of
Investments in Securities – By Industry	Net Assets (%)
Aerospace / Defense - Equipment	1.76
Aerospace / Defense	3.69
Applications Software	7.43
Athletic Footwear	1.26
Audio / Video Products	2.20
Building Products - Cement / Aggregate	1.40
Coatings / Paint	0.52
Commercial Services - Finance	3.72
Commercial Services	0.37
Communications Software	5.62
Computer Aided Design	8.51
Computer Services	0.31
Computer Software	1.26
Computers	2.73
Cosmetics & Toiletries	0.28
Data Processing / Management	1.25
E-Commerce / Products	10.14
E-Commerce / Services	2.42
Electronic Components - Semiconductors	1.67
Enterprise Software / Services	4.09
Entertainment Software	4.97
Finance - Credit Card	2.83
Finance - Investment Banker / Broker	0.47
Finance - Other Services	3.27
Human Resources	0.46
Internet Application Software	2.04
Internet Content - Entertainment	3.90
Internet Content - Information / Networks	1.97
Investment Management / Advisory Services	0.14
Linen Supply & Related Items	0.07
Medical - Biomedical / Genetics	4.37
Medical - Drugs	0.32
Metal Products - Distribution	0.35
REITS - Diversified	3.67
Retail - Discount	0.25
Retail - Major Department Stores	0.20
Retail - Restaurants	2.69
Schools	1.42
Semiconductor Components - Integrated Circuits	2.31
Semiconductor Equipment	5.19
Short-Term Securities	4.03
Therapeutics	0.14
Web Hosting / Design	1.61
Web Portals / ISP	0.78
Total Investments in Securities	108.08%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			March 31, 2020
Amount (USD)	Contracts		Fair Value
		Purchased Options—7.67%
		Equity Options—7.63%
		Equity Call Options—1.28%
		Argentina—0.01%
		E-Commerce / Services—0.01%
$22,736,000	392	MercadoLibre Inc, 06/19/2020, $580.00	$646,800
		Total Argentina (cost $5,057,003)	$646,800
		Brazil—0.00%
		Commercial Services - Finance—0.00%
19,147,500	4,255	StoneCo Ltd, Class A, 06/19/2020, $45.00	42,550
		Total Brazil (cost $2,157,030)	$42,550
		Canada—0.01%
		Medical - Drugs—0.01%
10,360,000	4,144	Canopy Growth Corp, 06/19/2020, $25.00	136,752
11,396,000	4,144	Canopy Growth Corp, 06/19/2020, $27.50	53,872
		Total Canada (cost $1,699,362)	$190,624
		United States—1.26%
		Advertising Services—0.04%
112,077,000	4,151	Trade Desk Inc, Class A, 07/17/2020, $270.00	2,241,540
		Aerospace / Defense—0.00%
59,542,000	4,253	Raytheon Technologies Corp, 08/21/2020, $140.00	212,650
		Applications Software—0.04%
79,344,500	5,119	Salesforce.com Inc, 05/15/2020, $155.00	1,868,435
		Automobile - Cars / Light Trucks—0.01%
63,795,000	63,795	Ford Motor Co, 01/15/2021, $10.00	701,745
		Beverages - Non-alcoholic—0.01%
65,572,500	12,490	Coca-Cola Co, 06/19/2020, $52.50	524,580
		Commercial Services - Finance—0.01%
68,752,000	8,594	Square Inc, Class A, 06/19/2020, $80.00	326,572
		Consumer Products - Miscellaneous—0.01%
60,276,500	4,157	Kimberly-Clark Corp, 04/17/2020, $145.00	207,850
		Cosmetics & Toiletries—0.12%
148,896,000	12,408	Procter & Gamble Co, 01/15/2021, $120.00	6,204,000
		Diversified Manufacturing Operations—0.02%
24,976,800	20,814	General Electric Co, 06/19/2020, $12.00	187,326
51,430,800	42,859	General Electric Co, 08/21/2020, $12.00	771,462
			958,788
		E-Commerce / Products—0.28%
77,400,000	430	Amazon.com Inc, 05/15/2020, $1,800	8,630,100
71,440,000	376	Amazon.com Inc, 06/19/2020, $1,900	6,091,200
			14,721,300

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2020
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		E-Commerce / Services—0.00%
$23,390,000	4,678	Lyft Inc, 07/17/2020, $50.00	$70,170
		Electronic Components - Semiconductors—0.09%
19,341,000	4,298	Intel Corp, 04/17/2020, $45.00	4,727,800
		Financial Services—0.01%
116,051,400	42,982	Financial Select Sector SPDR Fund, 09/30/2020, $27.00	257,892
		Food - Miscellaneous / Diversified—0.02%
16,608,000	2,076	Beyond Meat Inc, 08/21/2020, $80.00	1,141,800
		Internet Content - Entertainment—0.60%
99,412,000	3,428	Netflix Inc, 06/19/2020, $290.00	31,246,220
		Medical - Biomedical / Genetics—0.00%
62,275,000	2,491	Amgen Inc, 06/19/2020, $250.00	124,550
		Retail - Building Products—0.00%
82,570,000	8,257	Lowe's Cos Inc, 04/17/2020, $100.00	$66,056
		Total United States (cost $139,726,383)	$65,601,948
		Total Equity Call Options (cost $148,639,778)	$66,481,922

		Equity Put Options—6.35%
		China—0.09%
		Internet Content - Entertainment—0.09%
15,530,000	3,106	Weibo Corp, 04/17/2020, $50.00	4,690,060
		Total China (cost $2,913,549)	$4,690,060
		United States—6.26%
		Growth & Income - Large Cap—6.26%
1,007,688,000	41,987	SPDR S&P 500 ETF Trust, 09/18/2020, $240.00	76,668,262
2,497,092,000	96,042	SPDR S&P 500 ETF Trust, 10/16/2020, $260.00	250,381,494
		Total United States (cost $370,129,395)	$327,049,756
		Total Equity Put Options (cost $373,042,944)	$331,739,816
		Total Equity Options (cost $521,682,722)	$398,221,738

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional				March 31, 2020
Amount (USD)	Contracts			Fair Value
		Currency Put Options—0.04%
		United States—0.04%
		Currency—0.04%	Counterparty
$296,101,675	296,101,675	USD / CNH, 06/19/2020, $7.20	Morgan Stanley & Co., Inc.	$2,211,708
		Total United States (cost $2,043,332)		$2,211,708
		Total Currency Put Options (cost $2,043,332)		$2,211,708
		Total Purchased Options (cost $523,726,054)		$400,433,446

ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

March 31, 2020
Percentage of
Purchased Options – By Industry	Net Assets (%)
Advertising Services	0.04
Aerospace / Defense	0.00
Applications Software	0.04
Automobile - Cars / Light Trucks	0.01
Beverages - Non-alcoholic	0.01
Commercial Services - Finance	0.01
Consumer Products - Miscellaneous	0.01
Cosmetics & Toiletries	0.12
Currency	0.04
Diversified Manufacturing Operations	0.02
E-Commerce / Products	0.28
E-Commerce / Services	0.01
Electronic Components - Semiconductors	0.09
Financial Services	0.01
Food - Miscellaneous / Diversified	0.02
Growth & Income - Large Cap	6.26
Internet Content - Entertainment	0.69
Medical - Biomedical / Genetics	0.00
Medical - Drugs	0.01
Retail - Building Products	0.00
Total Purchased Options	7.67%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		March 31, 2020
Shares		Fair Value
	Securities Sold, Not Yet Purchased—32.06%
	Common Stocks—32.06%
	Australia—0.28%
	Enterprise Software / Services—0.28%
107,883	Atlassian Corp PLC, Class A	$14,808,021
	Total Australia (proceeds $13,912,383)	$14,808,021
	Brazil—0.86%
	Commercial Services - Finance—0.25%
598,493	StoneCo Ltd	13,029,193
	Finance - Credit Card—0.61%
1,642,780	Pagseguro Digital Ltd	31,754,937
	Total Brazil (proceeds $76,804,802)	$44,784,130
	Canada—0.65%
	Commercial Banks Non-US—0.39%
354,600	Canadian Imperial Bank of Commerce	20,428,707
	Medical - Drugs—0.26%
923,657	Canopy Growth Corp	13,315,829
	Total Canada (proceeds $60,822,072)	$33,744,536
	China—0.48%
	Entertainment Software—0.19%
572,938	HUYA Inc ADR	9,711,299
	Metal - Aluminum—0.03%
6,610,800	China Zhongwang Holdings Ltd	1,739,931
	Web Hosting / Design—0.26%
479,369	Baozun Inc ADR	13,393,570
	Total China (proceeds $32,119,534)	$24,844,800
	France—0.23%
	Advertising Services—0.23%
419,742	Publicis Groupe SA	12,029,877
	Total France (proceeds $24,790,435)	$12,029,877
	Germany—1.29%
	Automobile - Cars / Light Trucks—1.29%
639,238	Bayerische Motoren Werke AG	33,046,645
1,130,572	Daimler AG	34,139,114
	Total Germany (proceeds $83,187,625)	$67,185,759

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong—1.95%
	Commercial Banks Non-US—0.71%
2,183,400	Hang Seng Bank Ltd	$37,324,762
	Electric - Integrated—0.52%
546,000	CLP Holdings Ltd	5,036,705
3,715,100	Power Assets Holdings Ltd	22,216,115
		27,252,820
	Gas - Distribution—0.32%
10,181,483	Hong Kong & China Gas Co Ltd	16,787,644
	Wireless Equipment—0.40%
15,330,400	Xiaomi Corp, Class B	20,649,134
	Total Hong Kong (proceeds $112,145,148)	$102,014,360
	Israel—0.94%
	Computer Data Security—0.94%
489,404	Check Point Software Technologies Ltd	49,204,678
	Total Israel (proceeds $58,154,432)	$49,204,678
	Japan—2.46%
	Advertising Services—0.03%
75,600	Dentsu Group Inc	1,461,509
	Electric - Integrated—0.05%
181,500	Chubu Electric Power Co Inc	2,563,075
	Gas - Distribution—0.15%
325,900	Tokyo Gas Co Ltd	7,716,182
	Office Automation & Equipment—1.17%
2,658,700	Canon Inc	58,097,108
305,200	Seiko Epson Corp	3,307,712
		61,404,820
	Retail - Apparel / Shoes—0.40%
51,150	Fast Retailing Co Ltd	20,937,599
	Semiconductor Equipment—0.66%
166,200	Advantest Corp	6,681,562
147,600	Tokyo Electron Ltd	27,830,096
		34,511,658
	Total Japan (proceeds $161,622,861)	$128,594,843

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United Kingdom—0.14%
	Diversified Banking Institutions—0.14%
1,289,729	HSBC Holdings PLC	$7,346,442
	Total United Kingdom (proceeds $9,269,284)	$7,346,442
	United States—22.78%
	Advertising Agencies—0.52%
310,976	Interpublic Group of Cos Inc	5,034,701
403,125	Omnicom Group Inc	22,131,563
		27,166,264
	Advertising Services—0.41%
111,098	Trade Desk Inc, Class A	21,441,914
	Apparel Manufacturers—0.32%
1,621,117	Hanesbrands Inc	12,758,191
303,548	Tapestry Inc	3,930,947
		16,689,138
	Automobile - Cars / Light Trucks—0.05%
576,790	Ford Motor Co	2,785,896
	Commercial Services - Finance—0.15%
564,620	H&R Block Inc	7,949,850
	Computer Data Security—0.21%
125,061	Qualys Inc	10,879,056
	Computer Software—0.77%
427,658	Teradata Corp	8,762,712
350,769	Twilio Inc, Class A	31,390,318
		40,153,030
	Diversified Banking Institutions—3.33%
3,360,363	Bank of America Corp	71,340,506
268,632	Goldman Sachs Group Inc	41,527,821
386,832	JPMorgan Chase & Co	34,826,485
773,660	Morgan Stanley	26,304,440
		173,999,252
	E-Commerce / Services—0.09%
171,400	Cargurus Inc	3,246,316
74,702	TripAdvisor Inc	1,299,068
		4,545,384
	Electronic Components - Semiconductors—2.86%
1,495,554	Texas Instruments Inc	149,450,711

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Enterprise Software / Services—0.70%
171,396	Appian Corp	$6,895,261
299,948	New Relic Inc	13,869,596
332,277	Oracle Corp	16,058,947
		36,823,804
	Finance - Credit Card—0.54%
1,556,581	Western Union Co	28,220,814
	Financial Services—3.43%
8,596,223	Financial Select Sector SPDR Fund	178,973,363
	Food - Miscellaneous / Diversified—0.11%
89,570	Beyond Meat Inc	5,965,362
	Footwear & Related Apparel—0.06%
208,573	Wolverine World Wide Inc	3,170,310
	Health & Biotechnology—0.54%
259,615	iShares Nasdaq Biotechnology ETF	27,970,920
	Human Resources—0.13%
185,565	Robert Half International Inc	7,005,079
	Internet Content - Entertainment—0.77%
106,633	Netflix Inc	40,040,692
	Internet Security—0.33%
106,646	Palo Alto Networks Inc	17,485,678
	Investment Management / Advisory Services—0.64%
721,359	Franklin Resources Inc	12,039,482
664,104	Invesco Ltd	6,030,064
154,941	T Rowe Price Group Inc	15,129,989
		33,199,535
	Motorcycle / Motor Scooter—0.19%
536,351	Harley-Davidson Inc	10,153,124
	Real Estate Management / Services—0.05%
890,946	Realogy Holdings Corp	2,681,747
	REITS - Diversified—0.28%
403,677	Vornado Realty Trust	14,617,144
	REITS - Health Care—0.28%
380,651	Healthpeak Properties Inc	9,078,526
215,099	Ventas Inc	5,764,653
		14,843,179

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Office Property—0.61%
188,938	Boston Properties Inc	$17,425,752
340,743	SL Green Realty Corp	14,686,023
		32,111,775
	REITS - Regional Malls—0.22%
207,101	Simon Property Group Inc	11,361,561
	REITS - Shopping Centers—0.63%
188,193	Federal Realty Investment Trust	14,041,080
917,213	Kimco Realty Corp	8,869,450
260,831	Regency Centers Corp	10,023,735
		32,934,265
	REITS - Storage—1.00%
175,685	Extra Space Storage Inc	16,823,596
178,254	Public Storage	35,403,027
		52,226,623
	Retail - Apparel / Shoes—0.46%
599,897	Abercrombie & Fitch Co	5,453,064
36,468	Ascena Retail Group Inc	50,691
354,437	Chico’s FAS Inc	457,224
97,671	Children’s Place Inc	1,910,445
257,099	Foot Locker Inc	5,669,033
1,407,949	Gap Inc	9,911,961
427,287	Tailored Brands Inc	743,479
		24,195,897
	Retail - Arts & Crafts—0.02%
700,556	Michaels Cos Inc	1,134,901
	Retail - Bedding—0.02%
188,245	Bed Bath & Beyond Inc	792,511
	Retail - Home Furnishings—0.09%
212,836	La-Z-Boy Inc	4,373,780
	Retail - Major Department Stores—0.34%
1,151,416	Nordstrom Inc	17,662,721
	Retail - Miscellaneous / Diversified—0.17%
1,103,420	Sally Beauty Holdings Inc	8,915,634
	Retail - Perfume & Cosmetics—0.16%
47,991	Ulta Beauty Inc	8,432,019

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2020
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Regional Department Stores—0.55%
211,359	Dillard’s Inc, Class A	$7,809,715
1,127,914	Kohl’s Corp	16,456,265
854,162	Macy’s Inc	4,193,935
		28,459,915
	Retail - Restaurants—0.11%
335,326	Cheesecake Factory Inc	5,727,368
	Sector Fund - Technology—0.31%
137,540	VanEck Vectors Semiconductor ETF	16,111,436
	Semiconductor Components - Integrated Circuits—0.16%
172,732	Maxim Integrated Products Inc	8,396,503
	Transport - Services—1.17%
196,209	C.H. Robinson Worldwide Inc	12,989,036
116,909	FedEx Corp	14,176,385
362,192	United Parcel Service Inc, Class B	33,835,973
		61,001,394
	Total United States (proceeds $1,643,176,370)	$1,190,049,549
	Total Common Stocks (proceeds $2,276,004,946)	$1,674,606,995
	Total Securities Sold, Not Yet Purchased (proceeds $2,276,004,946)	$1,674,606,995

ADR	American Depositary Receipt
ETF	Exchange Traded Funds
REITS	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

March 31, 2020
Securities Sold,	Percentage of
Not Yet Purchased - By Industry	Net Assets (%)
Advertising Agencies	0.52
Advertising Services	0.67
Apparel Manufacturers	0.32
Automobile - Cars / Light Trucks	1.34
Commercial Banks Non-US	1.10
Commercial Services - Finance	0.40
Computer Data Security	1.15
Computer Software	0.77
Diversified Banking Institutions	3.47
E-Commerce / Services	0.09
Electric - Integrated	0.57
Electronic Components - Semiconductors	2.86
Enterprise Software / Services	0.98
Entertainment Software	0.19
Finance - Credit Card	1.15
Financial Services	3.43
Food - Miscellaneous / Diversified	0.11
Footwear & Related Apparel	0.06
Gas - Distribution	0.47
Health & Biotechnology	0.54
Human Resources	0.13
Internet Content - Entertainment	0.77
Internet Security	0.33
Investment Management / Advisory Services	0.64
Medical - Drugs	0.26
Metal - Aluminum	0.03
Motorcycle / Motor Scooter	0.19
Office Automation & Equipment	1.17
Real Estate Management / Services	0.05
REITS - Diversified	0.28
REITS - Health Care	0.28
REITS - Office Property	0.61
REITS - Regional Malls	0.22
REITS - Shopping Centers	0.63
REITS - Storage	1.00
Retail - Apparel / Shoes	0.86
Retail - Arts & Crafts	0.02
Retail - Bedding	0.02
Retail - Home Furnishings	0.09
Retail - Major Department Stores	0.34
Retail - Miscellaneous / Diversified	0.17
Retail - Perfume & Cosmetics	0.16
Retail - Regional Department Stores	0.55
Retail - Restaurants	0.11
Sector Fund - Technology	0.31
Semiconductor Components - Integrated Circuits	0.16
Semiconductor Equipment	0.66
Transport - Services	1.17
Web Hosting Design	0.26
Wireless Equipment	0.40
Total Securities Sold, Not Yet Purchased	32.06%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional
Amount			March 31, 2020
(USD)	Contracts		Fair Value
		Written Options—0.19%
		Equity Options—0.19%
		Equity Call Options—0.19%
		United States—0.19%
		Sector Fund - Technology—0.19%
314,398,700	15,043	Invesco QQQ Trust Series 1, 06/19/2020, $209.00	$6,979,952
98,854,000	4,298	iShares Expanded Tech-Software Sector ETF, 05/15/2020, $230.00	1,719,200
56,733,600	4,298	VanEck Vectors Semiconductor ETF, 06/19/2020, $132.00	1,375,360
		Total United States (premiums received $22,152,633)	$10,074,512
		Total Equity Call Options (premiums received $22,152,633)	$10,074,512
		Total Equity Options (premiums received $22,152,633)	$10,074,512
		Total Written Options (premiums received $22,152,633)	$10,074,512

ETF	Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

March 31, 2020
Percentage of
Written Options - By Industry	Net Assets (%)
Sector Fund - Technology	0.19
Total Written Options	0.19%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Swap Contracts—2.19%
	Total Return Swap Contracts–Appreciation—3.24%
	Australia—0.77%
	Commercial Banks Non-US—0.77%
$(30,668,260)	12/23/2024	Australia & New Zealand Banking Group Ltd	$11,568,135
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(18,326,514)	12/23/2024	Bank of Queensland Ltd	9,614,441
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.88%**.
(45,582,716)	12/23/2024	Commonwealth Bank of Australia	6,556,588
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(27,270,741)	12/23/2024	Westpac Banking Corp	12,299,021
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$40,038,185
	Belgium—0.08%
	Medical–Drugs—0.08%
9,673,653	2/26/2024	Galapagos NV	4,171,174
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Galapagos NV in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Belgium		$4,171,174
	Brazil—0.12%
	Commercial Services–Finance—0.12%
(10,058,748)	1/29/2021	Cielo SA	6,148,423
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.88%**.
	Total Brazil		$6,148,423

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Appreciation (continued)
	Japan—0.18%
	Electric Products–Miscellaneous—0.01%
$(5,959,335)	3/4/2024	Casio Computer Co Ltd	$460,181
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Electric–Integrated—0.03%
(3,537,655)	3/4/2024	Tokyo Electric Power Co Holdings Inc	1,515,395
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment—0.13%
(2,350,105)	3/4/2024	Canon Inc	16,344
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(2,895,094)	3/4/2024	Konica Minolta Inc	1,154,164
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%**.
(25,425,596)	3/4/2024	Ricoh Co Ltd	5,746,774
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			6,917,282
	Photo Equipment & Supplies—0.01%
(1,687,089)	3/4/2024	Nikon Corp	553,861
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$9,446,719

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Appreciation (continued)
	South Korea—0.17%
	Electronic Components–Semiconductors—0.17%
$21,423,188	3/4/2024	Samsung Electronics Co Ltd	$8,651,615
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total South Korea		$8,651,615
	Spain—0.48%
	Building–Heavy Construction—0.47%
27,155,413	2/26/2024	Cellnex Telecom SA	24,691,340
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Food–Retail—0.01%
(419,840)	2/26/2024	Distribuidora Internacional de Alimentacion SA.	305,065
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 5.88%**.
	Total Spain		$24,996,405
	Switzerland—0.03%
	Enterprise Software / Services—0.03%
(13,621,297)	12/11/2023	Temenos AG	1,701,489
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Temenos AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$1,701,489

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Appreciation (continued)
	Taiwan—0.20%
	Computers–Peripheral Equipment—0.13%
$(13,280,563)	3/4/2024	Innolux Display Corp	$6,572,897
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.13%**.
	Electronic Components–Miscellaneous—0.07%
(14,274,420)	3/4/2024	AU Optronics Corp	3,790,579
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.75%**.
	Total Taiwan		$10,363,476
	United Kingdom—0.24%
	Retail–Apparel / Shoes—0.04%
(8,997,221)	12/11/2023	Next PLC	2,304,477
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail–Major Department Store—0.20%
(16,603,269)	12/11/2023	Marks & Spencer Group PLC	10,702,274
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$13,006,751
	United States—0.97%
	Private Equity—0.04%
48,752,595	3/4/2024	Carlyle Group Inc	1,966,118
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Web Portals / ISP—0.93%
97,262,577	3/4/2024	Alphabet Inc, Class A	48,802,918
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$50,769,036
	Total Return Swap Contracts–Appreciation ****		$169,293,273

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Depreciation—1.05%
	Brazil—0.71%
	Finance–Other Services—0.55%
$96,213,212	1/29/2021	B3 SA–Brasil Bolsa Balcao	$28,561,832
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA–Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Retail–Discount—0.16%
58,227,803	1/29/2021	Magazine Luiza SA	8,199,547
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$36,761,379
	Taiwan—0.02%
	Semiconductor Components–Integrated Circuits—0.02%
(8,501,564)	3/4/2024	United Microelectronics Corp	1,288,493
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%**.
	Total Taiwan		$1,288,493
	United Kingdom—0.08%
	Diversified Banking Institutions—0.00%
(15,464,484)	12/11/2023	HSBC Holdings PLC	145,106
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Enterprise Software / Services—0.08%
11,331,375	12/11/2023	AVEVA Group PLC	3,996,532
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of AVEVA Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total United Kingdom		$4,141,638

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2020
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Depreciation (continued)
	United States—0.24%
	Private Equity—0.24%
$75,957,317	3/4/2024	KKR & Co Inc, Class A	$12,571,112
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$12,571,112
	Total Return Swap Contracts–Depreciation *****		$54,762,622
	Total Swap Contracts, net		$114,530,651

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight.

The variable rate indicated is as of March 31, 2020.
***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

March 31, 2020
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Building - Heavy Construction	0.47
Commercial Banks Non-U.S.	0.77
Commercial Services - Finance	0.12
Computers - Peripheral Equipment	0.13
Diversified Banking Institutions	0.00
Electric Products - Miscellaneous	0.01
Electric - Integrated	0.03
Electronic Components - Miscellaneous	0.07
Electronic Components - Semiconductors	0.17
Enterprise Software / Services	(0.05)
Finance - Other Services	(0.55)
Food - Retail	0.01
Medical - Drugs	0.08
Office Automation & Equipment	0.13
Photo Equipment & Supplies	0.01
Private Equity	(0.20)
Retail - Apparel / Shoes	0.04
Retail - Discount	(0.16)
Retail - Major Department Store	0.20
Semiconductor Components - Integrated Circuits	(0.02)
Web Portals / ISP	0.93
Total Swap Contracts	2.19%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
March 31, 2020
Investment Income
Interest	$24,230,193
Dividends (net of foreign withholding tax of $675,629)	20,106,345
Other	2,434
Total investment income	44,338,972
Expenses
Incentive Fee	135,820,409
Management fees	35,920,499
Stock loan fees	28,003,097
Dividends on securities sold, not yet purchased	24,930,476
Distribution and shareholder servicing fees - Class A Shares	14,728,396
Interest expense	1,817,495
Administration fees	1,055,591
Transfer agent fees	394,946
Custody fees	332,980
Professional fees	313,492
Registration fees	73,399
Insurance expense	46,573
Trustees’ fees	45,000
Miscellaneous expense	1,060,769
Total expenses	244,543,122
Net investment loss	(200,204,150)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options, written options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	226,893,901
Purchased options	401,943,530
Securities sold, not yet purchased	8,533,047
Total return swap contracts	40,643,269
Foreign currency transactions	404,769
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	678,418,516
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options, written options and total return swap contracts
Investment securities of unaffiliated issuers	(486,452,361)
Purchased options	1,658,250
Securities sold, not yet purchased	562,276,145
Written options	12,078,121
Total return swap contracts	(23,641,532)
Foreign currency transactions	(851,354)
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options, written options and total return swap contracts	65,067,269
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options,written options and total return swap contracts	743,485,785
Net increase in net assets resulting from operations	$543,281,635

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	March 31, 2020	For the Year Ended
	(Unaudited)	September 30, 2019
From operations:
Net investment loss	$(200,204,150)	$(182,826,691)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	678,418,516	228,318,479
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options, written options and total return swap contracts	65,067,269	296,234,458
Net increase/(decrease) in net assets resulting from operations	543,281,635	341,726,246
Distributions to shareholders:
Class A ($0.6523 and $0.6982 per share for each period respectively)	(129,307,405)	(117,226,461)
Class W ($0.6523 and $0.6982 per share for each period respectively)	(37,310,329)	(28,275,583)
Net decrease in net assets resulting from distributions to shareholders	(166,617,734)	(145,502,044)
From transactions in shares:
Proceeds from sales of shares
Class A	471,685,120	515,135,761
Class W	160,364,535	201,753,713
Total proceeds from sale of shares	632,049,655	716,889,474
Reinvestment of distributions
Class A	124,087,736	111,868,046
Class W	29,975,545	19,259,159
Total reinvestment of distributions	154,063,281	131,127,205
Payment for shares repurchased
Class A	(54,965,931)	(134,017,358)
Class W	(12,215,773)	(33,797,026)
Total payment for shares repurchased	(67,181,704)	(167,814,384)
Exchange of shares
Class A	(7,048,599)	(21,056,793)
Class W	7,048,599	21,056,793
Total exchange of shares	—	—
Net increase/(decrease) in net assets from transactions in shares	718,931,232	680,202,295
Net increase/(decrease) in net assets	1,095,595,133	876,426,497
Net assets at beginning of period	4,128,537,763	3,252,111,266
Net assets at end of period	$5,224,132,896	$4,128,537,763

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the
Six Months Ended
March 31, 2020
Cash flows from operating activities
Net increase in net assets resulting from operations	$543,281,635
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	3,730,935,589
Purchases of long-term investment securities	(4,642,732,104)
Proceeds from long-term securities sold short, not yet purchased	4,509,290,140
Cover of long-term securities sold short, not yet purchased	(4,306,482,179)
Proceeds from sales of short-term investment securities	189,065,383
Purchases of short-term investment securities	(198,321,790)
Proceeds from sales of short-term purchased options	1,197,518,686
Purchases of short-term purchased options	(864,606,313)
Purchases of long-term purchased options	(21,635,176)
Premiums received from short-term written options	22,152,633
Proceeds from swap contracts	40,643,269
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	(678,418,516)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options, written options and total return swaps	(65,067,269)
Changes in assets and liabilities related to operations:
Increase in deposits at brokers for securities sold, not yet purchased	(18,299,742)
Increase in receivable for investment securities sold	(459,723,741)
Decrease in cash collateral received for total return swap contracts	15,910,000
Increase in due from brokers	(60,189,829)
Increase in dividends receivable	(983,908)
Decrease in interest receivable	310,363
Decrease in other assets	88,698
Increase in payable for investment securities purchased	474,254,187
Increase in due to brokers	37,866,202
Increase in accrued incentive fees	50,048,627
Increase in management fees payable	1,290,418
Increase in dividends payable on securities sold, not yet purchased	1,338,533
Decrease in stock loan fee payable	(487,747)
Increase in distribution and shareholders servicing fees payable	492,175
Increase in professional fees payable	47,920
Increase in administration fees payable	620,951
Increase in variation margin payable	7,731,532
Decrease in due to custodian	(1,809,436)
Increase in miscellaneous expenses payable	343,800
Net cash used in operating activities	(495,527,009)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the
Six Months Ended
March 31, 2020
Cash flows from financing activities
Net proceeds from sale of shares	632,049,655
Distributions to shareholders, including the change in withdrawals payable	(8,957,480)
Payment for shares repurchased	(67,181,704)
Net cash provided by financing activities	555,910,471
Effect of exchange rate on cash	(446,585)
Net change in cash and cash equivalents and restricted cash	59,936,877
Cash and cash equivalents at beginning of period and restricted cash	78,941,099
Cash and cash equivalents at end of period and restricted cash	$138,877,976
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$2,031,210
Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(166,617,734)
Reinvestment of distributions	$154,063,281

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end management investment company and operates as a diversified company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Both the Adviser and Alkeon are registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest in Class A Shares. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to distribution and shareholder servicing fees and Selling Agents who do not charge a front end load may charge their clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower, in the aggregate than a front end load). Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,100,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

1. Organization (continued)

Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the six months ended March 31, 2020, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2020.

				Balance
	Level 1	Level 2	Level 3	March 31, 2020
Assets
Investment Securities
Common Stocks	$5,435,955,184	$—	$—	$5,435,955,184
Short-Term Securities	210,543,295	—	—	210,543,295
Purchased Options	398,221,738	2,211,708	—	400,433,446
Total Return Swap Contracts	—	169,293,273	—	169,293,273
Total Assets	$6,044,720,217	$171,504,981	$—	$6,216,225,198

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,674,606,995	$—	$—	$1,674,606,995
Written Options	10,074,512	—	—	10,074,512
Total Return Swap Contracts	—	54,762,622	—	54,762,622
Total Liabilities	$1,684,681,507	$54,762,622	$—	$1,739,444,129

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2020 the Fund held $77,849,318 in cash equivalents in a BNY Mellon overnight interest-bearing account, $28,909,499 in U.S. Dollars, $5,920,237 in U.S. Dollars restricted cash and $26,198,922 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements at March 31, 2020.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Cash balances held at the Fund’s prime brokers that result from proceeds of securities sold, not yet purchased are presented as part of deposits at brokers for securities sold, not yet purchased in the Statement of Assets and Liabilities.

Due to broker also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2020, the amount of such cash collateral received was $123,020,000 and the amount of Variation Margin Payable was $8,489,349 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2020, Management Fees totaled $35,920,499, included in the Statement of Operations, of which $6,590,328 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2020, accrued Incentive Fees amounted to $135,820,409, which is presented in the Statement of Operations, of which $135,278,312 remained payable at the end of the reporting period as presented in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2020, Distribution and Shareholder Servicing Fees amounted to $14,728,396 and is included in the Statement of Operations. At March 31, 2020, $2,687,293 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2020, administration fees amounted to $1,055,591. At March 31, 2020, $1,284,277 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing seven months’ worth of such fees. Morgan Stanley Fund Services USA LLC (“MSFS”) also provides certain additional reporting (non-distribution) services to the Fund. In consideration for such services, the Fund pays MSFS an amount not anticipated to exceed .01% of the Fund’s average net assets per year.

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $45,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of long-term investment securities for the six months ended March 31, 2020 amounted to $4,642,732,104 and $3,730,935,589, respectively. For the six months ended March 31, 2020, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33⅓ percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2020, the average daily amount of such borrowings was $16,543,951 and the daily weighted average annualized interest rate was 3.31%. At March 31, 2020, the total amount of such borrowings was $64,517,027, presented as part of due to brokers in the Statement of Assets and Liabilities.

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2020 Shares		September 30, 2019 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	191,151,522	53,737,645	162,447,134	37,334,526
Shares sold	25,290,798	11,558,875	30,210,800	15,838,842
Shares reinvested	6,762,274	2,202,465	7,704,411	1,781,606
Shares repurchased	(2,898,060)	(865,553)	(8,034,842)	(2,788,310)
Shares exchanged *	(374,069)	503,738	(1,175,981)	1,570,981
Net increase (decrease)	28,780,943	13,399,525	28,704,388	16,403,119
Shares at the end of the period	219,932,465	67,137,170	191,151,522	53,737,645
____________________

*

For the six months ended March 31, 2020 and year ended September 30, 2019, $7,048,599 and $21,056,793 represents the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2020, the Adviser and its affiliates own 11,802.391 Class A Shares of the Fund.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in publicly traded equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2020, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Exchange Traded Funds and Other Similar Instruments (continued)

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2020, the fair value of the above-mentioned investments was $(44,082,356) and is presented as part of securities sold, not yet purchased on the Statement of Assets and Liabilities.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2020, the fair value of the above-mentioned investments was $210,543,295 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

d. Total Return Swaps (continued)

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2020, the net amount of the fair value of the above-mentioned investments was $114,530,651 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2020, the net fair value of the above-mentioned investments was $388,147,226 and is presented as part of purchased options and as written options in the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2020, the Fund held no positions of the above-mentioned investments.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2020, the fair value of the currency options was $2,211,708 and is presented as part of purchased options in the Statement of Assets and Liabilities.

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty a) fails to post collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2020 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2020, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2020 was $208,099,146. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2020, no event occurred that triggered a credit-risk-related contingent feature.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Offsetting of Financial Assets and Derivative Assets

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Assets			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Received (a)	Amount
Total return swap
contracts	$169,293,273	$(54,762,622)	$114,530,651	$—	$114,530,651	$—
Purchased
options	$400,433,446	$—	$400,433,446	$—	$—	$400,433,446

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Liabilities			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Liabilities	Instruments	Pledged (a)	Amount
Total return swap
contracts	$54,762,622	$(54,762,622)	$—	$—	$—	$—
Written options	$10,074,512	$—	$10,074,512	$—	$—	$10,074,512
____________________

(a)	As of March 31, 2020, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2020, the amount of cash or securities collateral received from the counterparty is $123,020,000 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $208,099,146. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury & Agency Cash Management, Institutional investment, as noted within the Schedule of Investments.

The fair value of derivative instruments as of March 31, 2020 was as follows:

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Asset derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$169,293,273	$—
Purchased options (b)	398,221,738	2,211,708
Total	$567,515,011	$2,211,708

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Liability derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (c)	$54,762,622	$—
Written options (d)	10,074,512	—
Total	$64,837,134	$—

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.
(d)	Presented as part of written options, at fair value in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

Effect of derivative instruments trading activities for the six months ended March 31, 2020:

	Realized gain/(loss) recognized on
	the Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$40,643,269	$—
Purchased options (b)	404,791,454	(2,847,924)
Total	$445,434,723	$(2,847,924)

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.

	Net change in unrealized gain/(loss)
	recognized on the
	Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(23,641,532)	$—
Purchased options (b)	2,430,184	(771,934)
Written options (c)	12,078,121	—
Total	$(9,133,227)	$(771,934)

(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.
(c)	Presented as part of net change in unrealized appreciation/depreciation from written options in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2020 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$75,595,455
Purchased options (b)	372,206,365
Forward contracts (c)	(3,164,662)

(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.
(c)	Average cost basis of the written options at the end of each month of the Fiscal Period.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

13. Federal Tax Information

During the year ended September 30, 2019, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2019, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2018 and certain ordinary losses realized after December 31, 2018 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2019, the Fund incurred and elected to defer qualified late-year ordinary loss of $161,862,279.

As of September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	162,915,426
Accumulated realized capital and other losses:	(161,862,279)
Net unrealized appreciation/depreciation:	1,417,551,214
Total	$1,418,604,361

As of March 31, 2020, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost gross appreciation	$1,554,028,297
Excess of tax cost over value gross depreciation	(70,271,722)
Net unrealized appreciation	$1,483,756,575

Cost of total investments for income tax purposes	$4,052,568,914

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2019, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase	Increase
	Undistributed	Accumulated
Decrease	Net Investment	Realized
Paid-in-Capital	Income/(Loss)	Gain/(Loss)
$(101,555,664)	$129,288,404	$(27,732,745)

During the years ended September 30, 2019, and September 30, 2018, the tax character of the dividends paid by the Fund was $145,502,044 long-term capital gains and $55,380,499 long-term capital gains, respectively.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2015 through 2018, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2019, the Fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2020	2019	2018	2017	2016	2015
Net asset value per Share,
beginning of period	$17.84	$17.06	$16.26	$13.67	$12.56	$12.76
Income from investment operations (a):
Net investment income/(loss)	(0.80)	(0.87)	(0.80)	(1.15)	(0.58)	(0.40)
Net realized and net change in
unrealized gain/(loss) from
investment activities, foreign
currency transactions, forward
contracts, purchased options
and total return swaps	2.97	2.35	1.96	3.90	1.72	0.69
Total income/(loss) from
investment operations	2.17	1.48	1.16	2.75	1.14	0.29
Distributions to shareholders:
Total distributions
to shareholders	(0.65)	(0.70)	(0.36)	(0.16)	(0.03)	(0.49)
Net asset value per Share, end of period	$19.36	$17.84	$17.06	$16.26	$13.67	$12.56
Total return—gross (b) (c) (d)	15.30%	11.93%	8.81%	25.24%	11.20%	2.21%
Total return—net (b) (c) (d)	12.38%	9.60%	7.27%	20.38%	9.08%	2.14%
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	4,257,794	3,410,060	2,770,900	2,036,070	1,598,802	1,548,684
Average net assets (dollars in
thousands), end of period	3,927,899	3,035,975	2,434,394	1,736,959	1,634,591	1,596,336
Ratio of expenses to average net
assets (d) (e)	7.51%	7.29%	6.37%	9.60%	6.03%	4.02%
Ratio of net investment income/(loss)
to average net assets (d) (e)	(5.66%)	(5.19%)	(4.73%)	(7.93%)	(4.45%)	(3.04%)
Ratio of incentive fee to average
net assets (c) (d)	2.84%	2.42%	1.67%	4.76%	1.96%	0.10%
Ratio of expenses without incentive
fee to average net assets (d) (e)	4.67%	4.87%	4.70%	4.84%	4.07%	3.92%
Ratio of expenses without incentive
fee, dividend & interest
expense and security trading
related expenses to average net
assets (d) (e)	2.38%	2.40%	2.40%	2.37%	2.44%	2.46%
Ratio of net investment income/(loss)
without incentive fee to average
net assets (d) (e)	(2.82%)	(2.77%)	(3.06%)	(3.17%)	(2.49%)	(2.94%)
Portfolio turnover on investments
in securities (c)	75%	94%	125%	85%	86%	85%
Average debt ratio (e)	0.35%	0.32%	0.29%	0.18%	0.21%	1.35%
Average commission rate paid	$0.03	$0.04	$0.04	$0.04	$0.02	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W
						For the period
						April 1, 2015
	For the	For the	For the	For the	For the	(date of
	Six Months	Year	Year	Year	Year	inception)
	Ended	Ended	Ended	Ended	Ended	through
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2020	2019	2018	2017	2016	2015
Net asset value per Share, beginning of period	$13.37	$12.89	$12.28	$10.29	$9.39	$10.00
Income from investment operations (a):
Net investment income/(loss)	(0.54)	(0.55)	(0.50)	(0.80)	(0.40)	0.21
Net realized and net change in unrealized gain/(loss)
from investment activities, foreign currency
transactions, forward contracts, purchased
options and total return swaps	2.21	1.73	1.47	2.95	1.33	(0.82)
Total income/(loss) from investment operations	1.67	1.18	0.97	2.15	0.93	(0.61)
Distributions to shareholders:
Total distributions to shareholders	(0.65)	(0.70)	(0.36)	(0.16)	(0.03)	—
Net asset value per Share, end of period	$14.39	$13.37	$12.89	$12.28	$10.29	$9.39
Total return—gross (b) (c) (d)	15.64%	12.52%	9.35%	25.92%	11.36%	(7.80%)
Total return—net (b) (c) (d)	12.79%	10.42%	8.09%	21.25%	9.92%	(6.10%)
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	966,339	718,477	481,211	235,260	156,121	6,314
Average net assets (dollars in thousands),
end of period	862,748	583,106	357,231	189,788	95,122	3,288
Ratio of expenses to average net assets (d) (e)	6.75%	6.44%	5.55%	8.98%	5.62%	0.20%
Ratio of net investment income/(loss) to average
net assets (d) (e)	(4.90%)	(4.34%)	(3.89%)	(7.30%)	(4.05%)	0.94%
Ratio of incentive fee to average net assets (c) (d)	2.82%	2.32%	1.58%	4.86%	2.28%	(3.36%)
Ratio of expenses without incentive fee to average
net assets (d) (e)	3.93%	4.12%	3.97%	4.12%	3.34%	3.56%
Ratio of expenses without incentive fee, dividend
& interest expense and security trading related
expenses to average net assets (d) (e)	1.64%	1.65%	1.65%	1.63%	1.68%	1.70%
Ratio of net investment income/(loss) without
incentive fee to average net assets (d) (e)	(2.08%)	(2.02%)	(2.31%)	(2.44%)	(1.77%)	(2.42%)
Portfolio turnover on investments in securities (c)	75%	94%	125%	85%	86%	85%
Average debt ratio (e)	0.35%	0.32%	0.29%	0.18%	0.21%	1.35%
Average commission rate paid	$0.03	$0.04	$0.04	$0.04	$0.02	$0.02
____________________

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.
(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2020 (Unaudited) (continued)

15. New Accounting Pronouncements

On August 28, 2018, FASB issued Accounting Standards Update 2018-13 (the “ASU”), which changes the fair value measurement disclosure requirements of ASC 820. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. The Adviser has evaluated the impact of the adoption of the ASU on the Fund’s financial statements and related disclosures and has found that there is no material impact on them. The financial statements presented are in compliance with the ASU.

16. Subsequent Events

Subsequent to March 31, 2020, and through May 26, 2020, the Fund had capital subscriptions of $396,412,201 and $139,202,518 in Class A shares and Class W shares, respectively.

The recent Coronavirus outbreak has been declared a pandemic by the World Health Organization and recently has spread to the United States and many other parts of the world and may adversely affect the value and the performance of the Fund’s investments. The outbreak of the Coronavirus (“COVID-19”) continues to grow both in the U.S. and globally, and related government and private sector responsive actions may adversely affect the Fund’s investments. The extent to which COVID-19 impacts the Fund’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions taken to contain it or treat its impact.

ACAP STRATEGIC FUND
Supplemental Information (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-PORT with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-PORT includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	5/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	5/29/20

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	5/29/20

* Print the name and title of each signing officer under his or her signature.